Investment Portfolioas of December 31, 2022 (Unaudited)
DWS Massachusetts Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 98.5%
Massachusetts 95.2%
Attleboro, MA, General Obligation, Series 2019, 4.0%, 2/15/2049	4,000,000	3,627,224
Commonwealth of Massachusetts, General Obligation, Series C, 5.25%, 10/1/2047	2,500,000	2,778,892
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.25%, 7/1/2025	2,960,000	3,148,320
Massachusetts, Development Finance Agency, National Charter School, Equitable School Revenue, Series C, 4.0%, 11/1/2051	3,455,000	2,983,412
Massachusetts, General Obligation, Series D, 5.0%, 7/1/2048	5,000,000	5,346,848
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue, Series A-2, 5.0%, 7/1/2046	4,475,000	4,696,741
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, Prerefunded, 5.0%, 7/1/2032	1,000,000	1,010,208
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond, Series 19, 4.0%, 2/1/2038	1,655,000	1,668,356
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue:
Series A-2, 3.62% (a), 1/4/2023, LOC: TD Bank NA	600,000	600,000
Series A, 5.0%, 1/1/2028	1,000,000	1,110,059
Massachusetts, State Development Finance Agency Revenue:
Series A, 2.3%, 1/1/2042	1,000,000	749,838
Series A, 4.0%, 7/1/2044	1,500,000	1,270,432
Series A, 5.0%, 1/1/2024	1,000,000	1,011,771
Series A, 5.0%, 7/1/2044	5,850,000	5,672,116
Massachusetts, State Development Finance Agency Revenue Bond, Southcoast Health System Obligated Group:
Series G, 4.0%, 7/1/2046	710,000	630,427
Series G, 5.0%, 7/1/2050	6,380,000	6,445,528
Massachusetts, State Development Finance Agency Revenue Bond, Wheaton College Issue, Series I, 5.0%, 1/1/2053	1,000,000	979,564
Massachusetts, State Development Finance Agency Revenue, Babson College:
4.0%, 10/1/2044	700,000	648,548
5.0%, 10/1/2042	2,500,000	2,592,543
Massachusetts, State Development Finance Agency Revenue, Bentley University:
Series A, 4.0%, 7/1/2039	500,000	472,860
5.0%, 7/1/2040	1,750,000	1,802,723
Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2037	2,000,000	2,073,574
Massachusetts, State Development Finance Agency Revenue, Beth Israel Lahey Health Issue:
Series K, 5.0%, 7/1/2035	750,000	803,882
Series K, 5.0%, 7/1/2036	1,000,000	1,066,358
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series U-6E, 3.5% (a), 1/3/2023, LOC: TD Bank NA	300,000	300,000
Series BB2, 4.0%, 10/1/2036	355,000	359,267
Massachusetts, State Development Finance Agency Revenue, Brandeis University, Series S-1, 5.0%, 10/1/2040	665,000	710,626
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,081,700
Series I, 5.0%, 7/1/2036	1,000,000	1,040,368

Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Homes, Inc., 5.0%, 12/1/2042	525,000	535,439
Massachusetts, State Development Finance Agency Revenue, Lahey Clinic Obligated Group, Series F, 5.0%, 8/15/2040	5,000,000	5,095,884
Massachusetts, State Development Finance Agency Revenue, Lesley University, Series A, 5.0%, 7/1/2049	3,000,000	2,953,785
Massachusetts, State Development Finance Agency Revenue, Loomis Obligated Group, Series 2021, 4.0%, 1/1/2036	400,000	361,047
Massachusetts, State Development Finance Agency Revenue, Merrimack College:
Series B, 4.0%, 7/1/2042	475,000	410,890
Series B, 4.0%, 7/1/2050	2,825,000	2,292,725
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	503,577
Massachusetts, State Development Finance Agency Revenue, Northeastern University:
Series A, 5.0%, 10/1/2029	650,000	726,727
Series A, 5.0%, 10/1/2032	1,700,000	1,953,821
Series A, 5.0%, 10/1/2033	900,000	1,031,036
Series A, 5.0%, 10/1/2034	1,000,000	1,138,057
Series A, 5.0%, 10/1/2035	1,000,000	1,129,784
5.0%, 10/1/2044	1,000,000	1,104,830
Series A, 5.25%, 3/1/2037	2,500,000	2,524,397
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series O-1, 4.0%, 7/1/2045	3,000,000	2,809,632
Series S, 5.0%, 7/1/2037	1,405,000	1,476,998
Massachusetts, State Development Finance Agency Revenue, Salem Community Corp.:
5.125%, 1/1/2040	1,020,000	927,743
5.25%, 1/1/2050	2,675,000	2,353,472
Massachusetts, State Development Finance Agency Revenue, Seven Hill Foundation, 4.0%, 9/1/2048	1,000,000	830,996
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	2,150,000	1,785,959
Series A, 4.0%, 6/1/2056	2,850,000	2,274,762
Massachusetts, State Development Finance Agency Revenue, Sterling & Francine Clark Art Institute, 4.0%, 7/1/2041	2,500,000	2,419,988
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
Series A, 4.0%, 7/1/2051	3,000,000	2,438,423
5.0%, 7/1/2035	2,225,000	2,296,884
5.0%, 7/1/2036	2,550,000	2,621,622
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	940,097
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	2,500,000	2,545,988
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series L, 5.0%, 7/1/2029	785,000	874,886
Massachusetts, State Development Finance Agency Revenue, Woods Hole Oceanographic Institution:
5.0%, 6/1/2029	1,685,000	1,861,789
5.0%, 6/1/2031	1,845,000	2,034,123
5.0%, 6/1/2032	470,000	517,216
5.0%, 6/1/2048	3,500,000	3,706,576
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
4.0%, 9/1/2044	400,000	371,404
5.0%, 9/1/2034	485,000	508,416
5.0%, 9/1/2052	3,500,000	3,584,988
Massachusetts, State Development Finance Agency, Lesley University, 5.0%, 7/1/2039	2,135,000	2,152,247
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 3.65% (a), 1/3/2023, LOC: Bank of America NA	2,720,000	2,720,000

Massachusetts, State Educational Financing Authority:
Series B, AMT, 3.0%, 7/1/2035	230,000	229,041
Series B, AMT, 5.0%, 7/1/2030	1,300,000	1,403,814
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M:
Series B, AMT, 2.0%, 7/1/2037	2,000,000	1,658,366
Series B, AMT, 3.625%, 7/1/2038	3,000,000	2,750,647
Massachusetts, State General Obligation, Series A, 5.0%, 3/1/2041	2,500,000	2,534,077
Massachusetts, State Health & Educational Facilities Authority Revenue, Series J-2, 3.45% (a), 1/5/2023	100,000	100,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	1,875,906
Series M, 5.5%, 2/15/2028	3,000,000	3,367,685
Massachusetts, State Housing Finance Agency Revenue:
Series B-2, 0.8%, 12/1/2025	3,730,000	3,400,898
Series 223, 3.0%, 6/1/2047	3,000,000	2,908,537
Series 215, 4.0%, 12/1/2050	2,090,000	2,097,103
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue:
Series 218, 3.0%, 12/1/2050	1,305,000	1,270,503
Series 220, 3.0%, 12/1/2050	2,270,000	2,207,531
Series 222, 3.0%, 6/1/2051	1,000,000	963,397
Series 224, 5.0%, 6/1/2050	800,000	833,987
Massachusetts, State Port Authority Revenue:
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,048,730
Series A, AMT, 5.0%, 7/1/2037	5,055,000	5,305,711
Series A, 5.0%, 7/1/2040	3,500,000	3,619,518
Series B, 5.0%, 7/1/2044	2,500,000	2,674,508
Series C, AMT, 5.0%, 7/1/2044	1,000,000	1,028,590
Series A, AMT, 5.0%, 7/1/2047	3,000,000	3,051,332
Massachusetts, State Port Authority, Special Facilities Revenue, Bosfuel Corp. Project:
Series A, AMT, 4.0%, 7/1/2044	4,000,000	3,585,067
Series A, AMT, 5.0%, 7/1/2033	895,000	955,536
Series A, AMT, 5.0%, 7/1/2039	1,340,000	1,389,866
Massachusetts, State School Building Authority, Sales Tax Revenue, Series A, 5.0%, 8/15/2045	1,400,000	1,509,220
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 5.0%, 6/1/2044	2,500,000	2,543,174
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs, Series A, 5.0%, 6/1/2048	1,500,000	1,581,777
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	5,000,000	5,217,342
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Project:
Series A, 3.0%, 6/1/2050	3,000,000	2,221,909
Series B, 5.0%, 6/1/2046	1,125,000	1,212,189
Massachusetts, State Water Pollution Abatement Trust, Pool Program, 5.25%, 8/1/2031	8,005,000	9,597,118
Massachusetts, State Water Resources Authority:
Series C, Prerefunded, 5.0%, 8/1/2031	1,000,000	1,081,992
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	6,119,916
Series B, 5.25%, 8/1/2032, INS: AGMC	2,000,000	2,412,521
Massachusetts, StateWater Resources Authority, Series A-1, 3.59% (a), 1/4/2023, SPA: JPMorgan Chase Bank NA	100,000	100,000
Somerville, MA, General Obligation:
Series 2022, 4.0%, 5/1/2047	1,000,000	945,705
Series 2022, 5.0%, 5/1/2026	265,000	285,281
Series 2022, 5.0%, 5/1/2027	850,000	932,976
University of Massachusetts, Building Authority Revenue, Series 1, 4.0%, 11/1/2045	2,000,000	1,930,501

University of Massachusetts, State Building Authority Revenue:
Series 3, 5.0%, 11/1/2037	3,000,000	3,236,553
Series 2019-1, 5.0%, 5/1/2038	1,100,000	1,194,203
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AGMC	2,205,000	2,305,825
		218,186,945
Guam 0.9%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 1/1/2046	265,000	261,796
Series A, 5.0%, 1/1/2050	180,000	179,182
Guam, International Airport Authority Revenue:
Series A, 3.839%, 10/1/2036	600,000	489,310
Series C, AMT, 6.375%, 10/1/2043	155,000	158,425
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	165,000	168,646
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	315,000	323,377
Series A, 5.0%, 10/1/2038	285,000	291,872
Series A, 5.0%, 10/1/2040	200,000	203,823
		2,076,431
Puerto Rico 2.4%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,000,000	820,625
Series A1, 4.0%, 7/1/2041	622,702	489,347
Series A1, 4.0%, 7/1/2046	1,772,826	1,334,523
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2033	425,000	463,527
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	2,500,000	2,276,075
		5,384,097
Total Municipal Investments (Cost $239,768,274)		225,647,473

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $239,768,274)	98.5	225,647,473
Other Assets and Liabilities, Net	1.5	3,481,955
Net Assets	100.0	229,129,428
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of December 31,
2022. Date shown reflects the earlier of demand date or stated maturity date.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
INS: Insured
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$225,647,473	$—	$225,647,473
Total	$—	$225,647,473	$—	$225,647,473

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMATF-PH3
R-080548-2 (1/25)